Treasury Stock	12 Months Ended
Dec. 31, 2022
Class of Stock Disclosures [Abstract]
Treasury Stock
10.	Treasury Stock
On October 9, 2003, the Company’s Board of Directors authorized, and the Company announced, a program to repurchase up to $250,000 of the Company’s outstanding common stock. On each of June 13, 2005, May 25, 2006 and October 21, 2010, the Company’s Board of Directors authorized, and the Company announced, the addition of $250,000 to the program. The repurchase program allows for shares to be purchased from time to time in the open market or through privately negotiated transactions. No shares will be purchased from Artal Holdings Sp. z o.o., Succursale de Luxembourg and its parents and subsidiaries under this program. The repurchase program currently has no expiration date.
During the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, the Company repurchased no shares of its common stock under this program. As of the end of fiscal 2022, $208,933 remained available to purchase shares of the Company’s common stock under the repurchase program.